PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment
	As of December 31,
	2014	2015
	US$	US$

Buildings	183,754	282,270
Office equipment	20,175	35,751
Motor vehicles	3,305	1,833
Leasehold improvement	7,005	13,445
Land	37,421	37,421

Total	251,660	370,720
Less: Accumulated depreciation	(34,555)	(44,216)

	217,105	326,504